Geographic Inforomation	12 Months Ended
Dec. 31, 2015
Geographic Inforomation [Abstract]
GEOGRAPHIC INFOROMATION
NOTE 13:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015
Revenues from sales to customers located in:

United States	$22,022	$33,188	$45,605
America – (non-U.S)	5,732	3,564	3,185
EMEA	14,311	18,004	21,600
Asia Pacific – other	7,330	11,608	16,015

	$49,395	$66,364	$86,405

	December 31,
	2014	2015
Long-lived assets, by geographic region:

America (principally the United States)	$304	$314
Israel	2,961	3,851
EMEA	145	275
Asia Pacific	250	338

	$3,660	$4,778

Major distributors data as a percentage of total revenues:

The following table sets forth the distributors that represented 10% or more of the Company’s total revenues in each of the periods set forth below

	Year ended December 31,
	2013	2014	2015

Customer A	20%	25%	18%
Customer B	13%	15%	15%